DUE TO/FROM RELATED PARTIES (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 24, 2024	Sep. 30, 2024	Sep. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2023	Jul. 06, 2023	Jun. 05, 2023	Dec. 31, 2022
Due to related parties, net		$ 685,153
Sponsor fees				$ 10,000
General and administrative charge		$ 0	$ 90,000	120,000	$ 100,000
Repayments of related party debt				33,475	211,153
Share Price		$ 10.00
Extension loan				$ 205,305			$ 69,158	$ 68,928
Extension loan						$ 205,305
Maximum [Member]
Share Price				$ 10.00
Debt Conversion Agreement [Member]
Debt conversion converted instrument amount	$ 300,000
Per share	$ 0.63
Debt conversion converted instrument shares issued	476,190
Debt Conversion Agreement [Member] | Alset International Limited [Member]
Debt conversion converted instrument amount	$ 3,501,759
Per share	$ 0.63
Debt conversion converted instrument shares issued	5,558,347
Alset International Ltd [Member]
Due to related parties, net		281,140				1,729,901			$ 1,281,427
Alset Business Development Pte. Ltd [Member]
Due to related parties, net		190,097				184,507			179,596
BMI Capital Partners International Ltd [Member]
Due to related parties, net		2,992				$ 1,442			$ 0
Alset Management Group Inc [Member]
Sponsor fees		10,000
Sponsor [Member]
Repayments of related party debt				$ 33,475	$ 211,153
Sponsor [Member] | Working Capital Loan [Member]
Repayments of related party debt				$ 1,500,000
Share Price				$ 10.00
Sponsor [Member] | Working Capital Loan [Member] | Maximum [Member]
Repayments of related party debt		$ 1,500,000